Per share amounts (Toyota Motor Corporation Shareholders' Equity Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation shareholders' equity	¥ 19,348,152	¥ 18,735,982
Common shares issued and outstanding at the end of the year (excluding treasury stock)	2,832,439	2,909,924
Toyota Motor Corporation shareholders' equity per share	¥ 6,830.92	¥ 6,438.65